GENERAL (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations
The summarized results of operations for Vexigo and TABS Brazil Ltd for the period ended June 30, 2021 and 2020, are as follows:

	Six months ended June 30,
	2021	2020
	Unaudited
Operating expenses (income)	$26	$31
Operating loss (income)	26	31
Financial expenses (income), net	3	(30)
Total net loss (income) from discontinued operations	$29	$1

 The major classes of assets and liabilities that were classified as discontinued operations were:

	Six months ended June 30,
	2021	2020
	Unaudited
Cash and cash equivalents	$180	$175
Property and equipment, net	-	3
Total assets of discontinued operations	180	178

Trade payables	329	333
Accrued expenses and other liabilities	170	155
Total liabilities of discontinued operations	$499	$488